Supplemental cash flow information (Tables)	12 Months Ended
Dec. 31, 2025
Supplemental Cash Flow Information
Schedule of supplemental information

Investing and financing activities	December 31, 2025	December 31, 2024	December 31, 2023

Fair value of cash stock options transferred to share capital on exercise of options	$6,000	$-	$-
Fair value of cashless stock options transferred to share capital on exercise of options	60,000	-	-

Schedule of supplemental information of cash and cash equivalents

	December 31, 2025	December 31, 2024

Cash	$588,757	$785,180
Term Deposits	5,582,400	2,370,570
Total cash and cash equivalents	$6,171,157	$3,155,750